Financial risk - Carrying amount for the bank’s loans and securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [abstract]
Loan and Investment Portfolio Maturing Less than One Year	$ 4,008	$ 3,426
Average Term of Short Term Maturing of Loan and Investment Portfolio	200 days	191 days
Loan and Investment Portfolio Maturing Greater than One Year	$ 3,775	$ 3,134
Average Term of Medium Term Maturing of Loan and Investment Portfolio	1367 days	1365 days